Convertible Notes Payable	12 Months Ended
Dec. 31, 2022
Convertible Notes Payable Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

7. CONVERTIBLE NOTES PAYABLE

On October 23, 2020, the Company entered into a Securities Purchase Agreement (the “October SPA”) with one accredited investor. Pursuant to the October SPA, the Company sold and issued a convertible promissory note (the “October Note”) in the principal amount of $2,500,000 to the investor and received the payment from such investor on October 30, 2020. The October Note was issued on October 23, 2020 and the maturity date of the October Note is the twenty-four (24) month anniversary from the issuance date (the “Maturity Date”). Upon the Maturity Date, the Company shall pay to the holder, in cash, an amount representing all outstanding principal amount and accrued and unpaid interest under the October Note. The October Note bears an interest rate of ten percent (10%) per annum and may be convertible into shares of the Company’s common stock at a fixed conversion price of $2.25 per share. The holder of the October Note may elect to convert part or all of the outstanding balance of the October Note from the issuance date until the Maturity Date. The Company may prepay the outstanding amount at any time, in whole or in part, without any penalty.

On May 17, 2021, the parties to the October SPA signed Amendment No. 1 to Promissory Note (the “Amendment”). Pursuant to the Amendment, the Note shall also be automatically converted into shares of the Company’s common stock immediately following the Company’s receipt of conditional approval to list its common stock on the NASDAQ stock market, if and when the Company receives such approval, at a conversion price equal to $2.25 per share. On July 21, 2021, The Company converted all convertible promissory note amounted $2,500,000 into 1,111,112 shares of the Company’s common stock and warrants.

As of December 31, 2022 and 2021, the aggregate carrying values of the convertible debentures were both $0; and accrued convertible interest were both $0.

Total interest expenses in connection with the above convertible note payable were $208,657 and $193,548 for the years ended December 31, 2022 and 2021, respectively.